SCHEDULE OF DISAGGREGATION BY REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 6,576,232		$ 6,576,232
Renewable Diesel Products [Member]
Disaggregation of Revenue [Line Items]
Total operating revenue	3,372,667		3,372,667
Renewable Diesel Environmental Credits [Member]
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 3,203,565		$ 3,203,565